Significant Accounting Policies - Additional Information (Details) - USD ($)			2 Months Ended	12 Months Ended
	Feb. 10, 2020	Sep. 11, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Cash balance, federal depository insurance coverage				$ 250,000
Shares subject to possible redemption, issued				38,543,998	38,398,161
Tax benefit likelihood percentage, description				greater than 50%
Accrued interest and penalties related to unrecognized tax liabilities				$ 0	$ 0
Investments and cash held in Trust Account				$ 408,585,719	$ 402,605,952
Redemption percentage for release of Trust Account funds				100.00%
Redemption percentage if business combination is not completed				100.00%
Regulatory withdrawal of interest from trust account, maximum period	24 months
Maximum
Significant Accounting Policies [Line Items]
Number of months to complete business combination				24 months
Regulatory withdrawal of interest from trust account, maximum period				24 months
Class A Common Stock
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)			0		40,000,000
Shares subject to possible redemption, issued				38,543,998	38,398,161
IPO
Significant Accounting Policies [Line Items]
Offering costs including underwriter's fees		$ 22,756,432
IPO | Maximum
Significant Accounting Policies [Line Items]
Threshold net tangible assets				$ 5,000,001
IPO | Class A Common Stock
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)				40,000,000